GENERAL (Tables)	12 Months Ended
Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Gain Associated with Sale, Presented in Results of Discontinued Operations

Gross purchase price	$35,000
Provision (1)	(4,049)
Net assets sold	(14,621)
Realized foreign currency translation adjustments	(1,442)
Total net gain on divestiture of the Projects Division	$14,888

Schedule of Carrying Value of Net Assets Sold
Cash and cash equivalents	$2,008
Restricted cash and deposits	371
Trade receivables and unbilled accounts receivable	11,323
Other accounts receivable and prepaid expenses	3,140
Inventories	7,120
Deferred tax assets	2,083
Operating lease right-of-use assets, net of operating lease liabilities	46
Other long-term assets	42
Property and equipment, net	3,926
Goodwill and intangible assets, net	302
Trade payables	(4,156)
Customer advances	(3,420)
Other accounts payable and accrued expenses and deferred revenues	(8,123)
Severance pay, net	(41)

Total net assets sold	$14,621

Schedule of Results of Discontinued Operations

	Year ended December 31,
	2023	2022	2021

Revenues	$-	$-	$17,177
Cost of revenues	-	-	14,906

Gross profit	-	-	2,271

Operating expenses:
Research and development, net	-	-	828
Selling and marketing	-	-	2,223
General and administrative	-	-	3,814

Total operating expenses	-	-	6,865

Operating loss	-	-	(4,594)
Financial expenses, net	-	-	(76)

Loss before income taxes	-	-	(4,670)
Taxes on income	-	-	1,611

Loss after income taxes	-	-	(6,281)
Capital gain (loss) from discontinued operation	-	(198)	14,888

Net income (loss) from discontinued operation	$-	$(198)	$8,607

The following table presents cash flows for discontinued operations:

	Year ended December 31,
	2023	2022	2021

Net cash provided by (used in) discontinued operating activities	$22	$(4,180)	$1,392

Net cash provided by (used in) discontinued investing activities	$-	$-	$32,447